38. Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments Tables Abstract
Schedule of minimum committed rental payments
5,895,699
2019	1,088,506
2020	1,132,046
2021	1,177,328
2022	1,224,421
2023	1,273,398